Convertible Promissory Notes Payable - Summary of Convertible Promissory Note Payable (Parenthetical) (Detail) ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 06, 2022 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2020
Disclosure of Convertible Promissory Note Payable [Line Items]
Borrowings, interest rate				6.00%
Third Amendment and Supplemental Agreement [Member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Increase In Finance Costs | ¥	¥ 174
Share Premium | ¥	6,210
Decrease In Other Reserves | ¥	¥ 5,585
Payment Of Covertible Promissory Note | $			$ 536
Third Amendment and Supplemental Agreement [Member] | Ping An Group And An ke Technology [Member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Payment Of Covertible Promissory Note | $			$ 1,071
Borrowings, interest rate			6.50%
Consideration paid | $		$ 546